TAXES (Tables)	12 Months Ended
Jun. 30, 2019
TAXES
Summary of components of the income tax provision

	For the years ended June 30,
	2019	2018	2017
Current income tax provision	$1,715,756	$779,576	$381,996
Deferred income tax benefit	(16,066)	(38,019)	172,525
Total	$1,699,690	$741,557	$554,521

Summary of deferred tax assets resulting from differences between the financial reporting basis and tax basis of assets and liabilities

	As of June 30,	As of June 30,
	2019	2018
Allowance for doubtful accounts	$30,905	$9,597
Deferred revenue	47,317	54,984
Total deferred tax assets	$78,222	$64,581

Summary of reconciliation of statutory rates to the Company's effective tax rate

	For the years ended June 30,
	2019	2018	2017
China Statutory income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(0.4)%	—	—
Non-deductible expenses (non-taxable income)-permanent difference	0.1%	(0.8)%	0.2%
Effective tax rate	24.7%	24.2%	25.2%

(a) Shenyang Tianniu, Harbin Yuechuzhong and Liaoning Cinema are subject to corporate income tax at a reduced rate of 10% as approved by local government as small-scaled minimal profit enterprises.

Summary of taxes payable

	As of June 30,	As of June 30,
	2019	2018
Value-added tax	$160,781	$297,366
Corporate income tax	2,399,384	1,148,887
Related surcharges on VAT payable	166,656	169,931
Total	$2,726,821	$1,616,184